Note 9 - Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
			Weighted		Weighted Average
			Average		Remaining
	Number of		Exercise		Contractual Life
	warrants		Price/Share		(years)
Warrants granted as at December 31, 2021	2,732,618		DKK 7.53		13
Warrants granted	491,612		USD 2.24
Warrants exercised	(388,181	)(1)	USD 2.42
Warrants forfeited	(92,956)		USD 1.28
Warrants cancelled	—		—
Warrants granted as at December 31, 2022 (2)	2,743,093		USD 1.50		11
Warrants granted	559,115		USD 1.02
Warrants exercised	(360,731	)(1)	USD 0.14
Warrants forfeited	(203,004)		USD 2.08
Warrants cancelled	—		—
Warrants granted as at December 31, 2023(2)	2,738,473		USD 1.41		10
Warrants granted	538,460		USD 0.40
Warrants exercised	—
Warrants forfeited	(232,139)		USD 1.72
Warrants cancelled	—
Warrants granted as at December 31, 2024(2)	3,044,794		USD 1.19	(3)	9
Warrants exercisable as at December 31, 2022 (2)	1,988,106
Warrants exercisable as at December 31, 2023 (2)	2,007,123
Warrants exercisable as at December 31, 2024 (2)	2,493,050

Explanation of effect of share-based payments on entity's profit or loss [text block]
	Years Ended December 31,
	2024	2023	2022
	(USD in thousands)
Research and development expenses	$101	$377	$760
General and administrative expenses	76	102	182
Total	$177	$479	$942

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	Years Ended December 31,
	2024	2023	2022
Expected term (in years)	6.5	6.5	6.5
Risk-free interest rate	4.46%	4.27%	3.66%
Expected volatility	85%	85%	85%
Share price	$0.08	$0.70	$2.10

Disclosure of outstanding warrants [text block]
	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Granted prior to 2022	-	1,856,381	-	-
Grant (March 2022)	13.46	27,074	USD 2.96	7
Grant (June 2022)	8.85	5,004	USD 1.83	7
Grant (June 2022)	8.85	4,448	USD 1.83	7
Grant (June 2022)	8.85	25,000	USD 1.83	7
Grant (September 2022)	10.46	7,529	USD 2.42	7
Grant (December 2022)	10.95	15,279	USD 2.23	7
Grant (December 2022)	10.95	246,063	USD 2.23	7
Grant (January 2023)	9.17	10,000	USD 1.94	7
Grant (September 2023)	4.27	100,000	USD 1.02	7
Grant (December 2023)	3.61	275,969	USD 0.75	7
Grant (May 2024)	2.23	472,047	USD 0.75	7
Granted at December 31, 2024		3,044,794
Warrants exercisable at December 31, 2024		2,493,050
	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Granted prior to 2022	-	1,877,936	-	-
Grant (March 2022)	13.46	30,560	USD 2.96	8
Grant (June 2022)	8.85	5,004	USD 1.83	8
Grant (June 2022)	8.85	4,448	USD 1.83	8
Grant (June 2022)	8.85	45,000	USD 1.83	8
Grant (September 2022)	10.46	7,529	USD 2.42	8
Grant (December 2022)	10.95	15,279	USD 2.23	8
Grant (December 2022)	10.95	293,602	USD 2.23	8
Grant (January 2023)	9.17	10,000	USD 1.94	8
Grant (September 2023)	4.27	100,000	USD 1.02	8
Grant (September 2023)	2.57	50,000	USD 1.50	3
Grant (December 2023)	3.61	299,115	USD 0.75	8
Granted at December 31, 2023		2,738,473
Warrants exercisable at December 31, 2023		2,007,123
	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Granted prior to 2022	-	2,251,481	-	-
Grant (March 2022)	13.46	35,000	USD 2.96	9
Grant (June 2022)	8.85	10,000	USD 1.83	9
Grant (June 2022)	8.85	10,000	USD 1.83	9
Grant (June 2022)	8.85	45,000	USD 1.83	9
Grant (September 2022)	10.46	11,000	USD 2.42	9
Grant (December 2022)	10.95	50,000	USD 2.23	9
Grant (December 2022)	10.95	330,612	USD 2.23	9
Granted at December 31, 2022		2,743,093
Warrants exercisable at December 31, 2022		1,988,106

Disclosure of share awards to board of directors and executive management [text block]
		Warrants held when					Warrants held when					Warrants held when
		becoming or leaving					becoming or leaving					becoming or leaving
	January 1,	as a member				December 31,	as a member				December 31,	as a member				December 31,
	2022	of management	Granted	Exercised	Forfeited	2022	of management	Granted	Exercised	Forfeited	2023	of management	Granted	Exercised	Forfeited	2024
Steven Projan	46,631	—	5,000	—	—	51,631	—	—	—	—	51,631	—	—	—	—	51,631
Roberto Prego	38,747	—	5,000	—	—	43,747	—	5,000	—	—	48,747	—	20,000	—	—	68,747
Jo Ann Suzich (former) (4)	10,260	—	—	—	—	10,260	—	—	—	—	10,260	—	—	—	—	10,260
Marianne Søgaard (1)	103,487	—	10,000	—	—	113,487	—	75,000	—	—	188,487	—	40,000	—	—	228,487
Lars Holtug	4,583	—	5,000	—	—	9,583	—	5,000	—	—	14,583	—	20,000	—	—	34,583
Niels Iversen Møller	—	—	3,750	—	—	3,750	—	8,125	—	—	11,875	—	20,000	—	—	31,875
Lars Aage Staal Wegner		—	—	—	—	—	—	—	—	—	—	608,188	—	—	—	608,188
Board of Directors in total	203,708	—	28,750	—	—	232,458	—	93,125	—	—	325,583	608,188	100,000	—	—	1,033,771
Lars Aage Staal Wegner	916,251	—	—	(62,736)	(45,327)	808,188	—	—	(200,000)	—	608,188
Birgitte Rønø	74,376	—	25,000	—	—	99,376	—	12,500	—	—	111,876	—	50,000	—	—	161,876
Erik Heegaard (2)	97,564	—	25,000	—	—	122,564	—	—	—	—	122,564	—	—	—	(23,424)	99,140
Glenn S. Vraniak (former) (3)	150,660	—	—	(112,995)	—	37,665	—	—	(37,665)	—	—	—	—	—	—	—
Andreas Holm Mattsson	—	—	35,000	—	—	35,000	—	6,250	—	—	41,250	—	25,000	—	—	66,250
Bo Karmark (8)	—	45,000	16,667	—	—	61,667	—	—	—	—	61,667	—	—	—	(30,185)	31,482
Jesper Nyegaard Nissen	—	25,000	20,833	—	—	45,883	—	12,500	—	—	58,333	—	50,000	—	(62,267)	46,066
Niels Iversen Møller (5)	—	—	3,125	—	—	3,125	—	8,750	—	—	11,875	—	—	—	—	11,875
Per Norlén (6)	—	50,000	3,125	—	—	53,125	—	—	—	(37,150)	15,975	—	—	—	—	15,975
Thomas Bogenrieder (7)	—	—	—	—	—	—	4,356	—	—	—	4,356	—	—	—	—	4,356
Christian Kanstrup (7)	—	—	—	—	—	—	—	169,167	—	—	169,167	—	16,668	—	—	185,835
Executive Management in total	1,238,581	120,000	128,750	(175,731)	(45,327)	1,266,543	4,356	209,167	(237,665)	(37,150)	1,205,251	—	141,668	—	(115,876)	622,855